Non-financial assets and liabilities - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	$ 577,183	$ 578,652
Additions/reversals	37	23
Exchange differences	1	1
Amortization charge	(1,485)	(1,493)
Closing net book amount	575,736	577,183
Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	651,143
Closing net book amount	651,183	651,143
Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(12,041)
Closing net book amount	(13,528)	(12,041)
Accumulated impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453	134,453
Closing net book amount	134,453	134,453
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453
Closing net book amount	134,453	134,453
Acquired licenses to patents
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	1,618	1,632
Additions/reversals	37	23
Exchange differences	1	1
Amortization charge	(30)	(38)
Closing net book amount	1,626	1,618
Acquired licenses to patents | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	2,993
Closing net book amount	3,032	2,993
Acquired licenses to patents | Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(1,375)
Closing net book amount	(1,406)	(1,375)
In-process research and development acquired
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	427,779	427,779
Closing net book amount	427,779	427,779
In-process research and development acquired | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	489,698
Closing net book amount	489,698	489,698
In-process research and development acquired | Accumulated impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Current marketed products
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	13,333	14,788
Exchange differences	0	0
Amortization charge	(1,455)	(1,455)
Closing net book amount	11,878	13,333
Current marketed products | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	23,999
Closing net book amount	24,000	23,999
Current marketed products | Accumulated amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(10,666)
Closing net book amount	$ (12,122)	$ (10,666)